Employee Benefits - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments	₨ 46,385.2		₨ 78,626.5
Debt instruments	449,366.3		576,871.2
Property funds	42,876.2		29,992.5
Cash and Cash equivalents	19,047.9		20,109.4
Other	133,575.2		119,416.3
Derivatives	31,150.2		21,133.3
Collateralized debt obligations			(118,770.3)
Total	722,401.0	$ 10,446.0	727,378.9
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds	22,112.6		15,227.0
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	7,166.5		12,181.6
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	3,047.5		5,167.9
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	5,223.0		8,859.3
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	8,224.1		13,935.0
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	22,724.1		38,482.7
Property funds	20,763.6		14,765.5
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	227,093.5		351,696.7
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	166,800.2		171,280.3
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	55,472.6		53,894.2
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other	28,032.9		32,853.3
Private market [Member]
Disclosure of defined benefit plans [line items]
Other	30,774.6		23,440.3
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	74,767.7		63,122.7
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives	1,478.2		92.3
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives	29,672.0		21,041.0
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	46,385.2		78,626.5
Debt instruments	240,613.3		353,542.4
Cash and Cash equivalents	19,047.9		20,109.4
Other	1,776.4		43,558.4
Total	307,822.8		495,836.7
Level 1 [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	7,166.5		12,181.6
Level 1 [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	3,047.5		5,167.9
Level 1 [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	5,223.0		8,859.3
Level 1 [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	8,224.1		13,935.0
Level 1 [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	22,724.1		38,482.7
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	227,093.5		351,696.7
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	13,519.8		1,845.7
Level 1 [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other	381.7		184.6
Level 1 [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	1,394.7		43,373.8
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	208,753.0		223,328.8
Property funds	42,876.2		29,992.5
Other	131,798.8		75,857.9
Derivatives	31,150.2		21,133.3
Collateralized debt obligations			(118,770.3)
Total	414,578.2		231,542.2
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds	22,112.6		15,227.0
Level 2 and 3 of fair value hierarchy [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Property funds	20,763.6		14,765.5
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	153,280.4		169,434.6
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	55,472.6		53,894.2
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other	28,032.9		32,853.3
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other	30,392.9		23,255.7
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	73,373.0		19,748.9
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives	1,478.2		92.3
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives	₨ 29,672.0		₨ 21,041.0